ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	September 30, 2023	December 31, 2022
Sales tax payable	$1,302	$3,957
Accrued interest payable	23,350	50,330
Payroll tax liabilities	99,145	95,106
Total accrued liabilities	$123,797	$149,393